PGIM S&P 500 Buffer 12 ETF - November Investment Objectives and Goals - PGIM S&P 500 Buffer 12 ETF - November	Nov. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – NOVEMBER
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period November 1, 2025 through October 31, 2026 is 15.33% (before fees and expenses).